Operating profit	12 Months Ended
Dec. 31, 2025
Operating profit
Operating profit

3 Operating profit

Operating profit includes the following significant items:

Cost of sales

In 2025, Cost of sales includes a charge of $25m (2024: $nil; 2023: $114m) in relation to the release, in line with sales, of fair value uplift to inventory that was recognised under IFRS 3 ‘Business Combinations’.

Selling, general and administrative expense

In 2025, Selling, general and administrative expense includes a credit of $44m (2024: charge of $260m; 2023: charge of $520m) resulting from changes in the fair value of contingent consideration arising from the acquisition of the diabetes alliance from Bristol-Myers Squibb Company (BMS). These adjustments reflect revised estimates for future sales performance for the products acquired and, as a result, revised estimates for future royalties payable.

In 2025, Selling, general and administrative expense also includes a charge of $218m (2024: $48m; 2023: $1,013m) relating to a number of legal proceedings, including settlements in various jurisdictions in relation to several marketed products (see Note 30).

Research and development expense: Government grants

During the year $nil (2024: $nil; 2023: $74m) of government grants were recognised within Research and development expense relating to Vaxzevria.

Depreciation, impairment, amortisation and provision charges

The following items have been included in Operating profit:

	2025	2024	2023
	$m	$m	$m
Depreciation of Property, plant and equipment (Note 8)	879	799	733
Impairment of Property, plant and equipment (Note 8)	13	42	8
Depreciation of Right-of-use assets (Note 9)	404	343	275
Impairment of Right-of-use assets (Note 9)	–	7	14
Amortisation of Intangible assets (Note 11)	4,207	3,923	3,926
Net impairment of Intangible assets (Note 11)	230	1,574	434
Net charges to Provisions, net of reversals (Note 21)	541	513	1,313

Other operating income and expense

	2025	2024	2023
	$m	$m	$m
Royalty income	160	103	107
Gains on disposal of Intangible assets	168	64	251
Net (losses)/gains on disposal of other non-current assets	(14)	(4)	41
Update to the contractual relationships for Beyfortus	–	–	712
Other income[1]	201	210	393
Other expense	(134)	(121)	(164)
Other operating income and expense	381	252	1,340

1	Other income in 2025 includes $nil of income from Allergan Plc. in respect of the development of brazikumab (2024: $nil; 2023: $75m).

Gains on disposal of intangible assets in 2023 includes $241m on disposal of commercial rights to Pulmicort Flexhaler to Cheplapharm Arzneimittel GmbH in the US.

As part of the total consideration received in respect of the agreement to sell US rights to Synagis in 2019, $400m in total was received related to the rights to participate in the future cash flows from the US profits or losses for Beyfortus, with $190m cash inflows in 2023 primarily relating to a cash receipt from Swedish Orphan Biovitrum AB (Sobi) following achievement of a regulatory milestone. All associated cash flows have been presented within investing activities as the Group has received the cash in exchange for agreeing to transfer future cash flows relating to an intangible asset. In 2023, the contractual relationship between AstraZeneca and Sobi relating to future sales of Beyfortus in the US was replaced by a royalty relationship between Sanofi Pasteur, Inc. and Sobi. As a result, in 2023 the Profit Participation Liability was extinguished and derecognised from the Consolidated Statement of Financial Position, with a gain of $712m recorded in Other operating income and expense.

Restructuring costs

In conjunction with the acquisition of Alexion in 2021, the enlarged Group initiated the Post Alexion Acquisition Group Review (PAAGR); a global restructuring programme aimed at integrating systems, structure and processes, optimising the global footprint and prioritising resource allocations and investments. During 2023, the Group identified all remaining activities and finalised the scope of the programme. During 2024, the Group undertook a further assessment of those planned activities. This included the commencement of work on the planned upgrade of the Group's Enterprise Resource Planning IT systems (Axial Project), which is expected to be substantially complete by the end of 2030. The Group has also continued to progress other legacy restructuring programmes.

During 2025, the Group has incurred $237m of restructuring costs, of which $232m resulted from activities that are part of the PAAGR, bringing the cumulative charges under this programme to $3,414m. Costs in 2025 included a $138m credit to Cost of sales primarily due to the reversal of inventory and related product provisions related to Andexxa following the decision to cease promotional activities, $209m expense within Selling, general and administrative expense in relation to severance, HR, Finance, IT and other integration costs and $171m expense within Research and development expense in relation to severance as well as the transformation of clinical, regulatory and other R&D data and systems.

Total restructuring costs in 2025 includes a net impairment reversal to Property, plant and equipment of $3m (2024: charge of $43m; 2023: charge of $7m).

The tables below show the costs that have been charged in respect of restructuring programmes by cost category and type. Severance provisions are detailed in Note 21.

	2025	2024	2023
	$m	$m	$m
Cost of sales	(138)	569	109
Research and development expense	171	275	212
Selling, general and administrative expense	209	312	207
Other operating income and expense	(5)	(2)	(61)
Total charge	237	1,154	467

	2025	2024	2023
	$m	$m	$m
Severance costs	100	213	57
Accelerated depreciation and impairment charges	11	64	68
Other[1]	126	877	342
Total charge	237	1,154	467

1	Other costs are those incurred in designing and implementing the Group’s various restructuring initiatives. In 2024, Other costs included $480m for inventory and related product provisions related to Andexxa following the decision to cease promotional activities which were partly reversed in 2025 following revised sales forecasts. In 2025, Other costs include the costs of integrating systems, structure and processes as part of the PAAGR, costs relating to the Alexion acquisition, internal project costs and external service fees.

Financial instruments

Included within Operating profit are the following net gains and losses on financial instruments:

	2025	2024	2023
	$m	$m	$m
Gains/(losses) on forward foreign exchange contracts	190	(81)	42
Losses on receivables and payables	(190)	(143)	(260)
Total	–	(224)	(218)